Emerging Markets Fund
EMERGING MARKETS FUND
INVESTMENT GOAL
The Fund seeks to provide long-term capital growth.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Emerging Markets Fund		Institutional Class	Advisor Class
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees
Other Expenses		0.55%	0.97%
Total Annual Fund Operating Expenses		1.55%	1.97%
Fee Waiver and/or Expense Reimbursement	[1]	0.05%	0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%	1.65%
[1]	Hansberger Global Investors, Inc. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50% and 1.65% of the Fund's average daily net assets for the Institutional Class and the Advisor Class, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2013, and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.50% and 1.65% of the Fund's average daily net assets for Institutional Class and Advisor Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for both share classes is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Emerging Markets Fund (USD $)	1 year	3 years	5 years	10 years
Institutional Class	153	485	840	1,841
Advisor Class	168	587	1,033	2,270

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund invests primarily in a diversified portfolio of publicly traded equity securities (including common stock, preferred stock and convertible securities) of companies located in emerging markets that the Adviser believes are undervalued and, to a lesser degree, invests in private placement emerging market equity securities. Under normal market conditions, the Fund will invest at least 80% of its assets (not including the cash position of the Fund) in issuers located in emerging markets. Emerging market countries are countries that MSCI classifies as emerging or frontier markets. In selecting investments for the Fund, the Adviser, by engaging in its own research and by reviewing research obtained through outside sources, seeks to identify securities of companies that have a market value which the Adviser believes is less than a company’s intrinsic value based on its long-term potential. The Adviser’s portfolio investment decisions rely heavily on a fundamental analysis of securities with a long-term investment perspective. Fundamental analysis includes evaluating a company’s prospects by focusing on such factors as the quality of a company’s management, its competitive position within its industry, the financial strength of the company, the quality of its earnings and the outlook for the company’s future based on these and other similar factors. The objective of this analysis is to identify undervalued securities for the Fund, to hold them for the long term and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. The Adviser will also consider other factors in making portfolio investment decisions, including country and political risks and economic and market conditions.

The Adviser seeks to broaden the scope and increase the effectiveness of this fundamental analysis by searching for undervalued securities in many countries around the world. This global search provides the Adviser with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities. The Adviser generally sells a security if the Adviser’s price target is met, the company’s fundamentals change or if the Adviser believes a better investment opportunity exists. The Adviser expects that the Fund’s investments generally will reflect a broad cross-section of countries, industries and companies in order to reduce risk.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund is appropriate for long-term investors who seek exposure to global markets and are comfortable with the risks described below. The Fund does not represent a complete investment program. You may lose money if you invest in the Fund.
Emerging Markets Risk: Emerging market countries are countries that MSCI classifies as emerging or frontier markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in securities of issuers organized or located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
International Investing Risk: Investing in foreign countries poses distinct risks since political or economic upheaval or unrest, natural disasters and government action or inaction unique to a country or region could affect those markets and their issuers. Although these events will not necessarily affect the U.S. economy or similar issuers located in the U.S., they may affect a fund that invests its assets in the securities of issuers organized or located outside of the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of a security in an issuer’s home country. Also, securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically.
Management Risk: Investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its investment goal. The Adviser makes judgments about several factors, including economic conditions, with respect to each investment it makes on behalf of the Fund, but these judgments may not anticipate actual market movements or the impact of economic conditions on issuers.
Price Volatility Risk: The value of the securities the Fund holds changes daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. A decline in the price of securities held by the Fund could cause a decline in the Fund’s share price, and the extent of any decline will be impacted by how widely the Fund’s holdings are diversified in addition to the extent of the decline of the price of the securities.
Value Investment Risk: Value investing attempts to identify companies that, according to the Adviser’s estimate of their true worth, are undervalued. The Adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value or the factors that the Adviser believes will cause the stock price to increase do not occur.
Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Total Returns for Institutional Class Shares

Best Quarter	Worst Quarter
33.05%	-28.43%
second quarter	third quarter
2009	2008

Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns Emerging Markets Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class	(25.09%)	(0.77%)	11.46%
Institutional Class Return After Taxes on Distributions	(25.03%)	(4.27%)	8.14%
Institutional Class Return After Taxes on Distributions & Sale of Fund Shares	(16.05%)	(0.84%)	10.01%
Advisor Class	(25.19%)	(0.92%)		5.07%	Sep. 13, 2005
MSCI Emerging Markets Index	(18.17%)	2.70%	14.20%	8.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the Advisor Class of the Fund will vary. The Return After Taxes on Distributions & Sale of Fund Shares for the 1- year period exceeds the Return Before Taxes due to assumed tax benefits from the pass-through of foreign tax credits and from losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.